Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting
Schedule of details of net sales by groups of products

Details of sales by groups of products for 2022, 2021 and 2020 are as follows:

	Thousands of Euros
	31/12/2022	31/12/2021 (*)	31/12/2020 (*)
Biopharma
Haemoderivatives	5,005,382	3,814,983	4,242,502
Diagnostic
Transfusional medicine	640,604	712,238	714,164
Other diagnostic	21,740	23,625	27,630
Bio supplies	146,076	115,811	133,221
Others	250,165	266,461	222,521

Total	6,063,967	4,933,118	5,340,038

* As a consequence of the review of transactions and balances allocations by segments, the comparative figures for the fiscal year 2021 and 2020 have been adjusted accordingly.